Submission	Dec. 10, 2024
Submission [Line Items]
Central Index Key	0001636519
Registrant Name	Madison Square Garden Sports Corp.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES